SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
34.	SHARE-BASED COMPENSATION
(A)	SHARE OPTION SCHEME

A share option scheme (the “Share Option Scheme”) was adopted by Sky Solar Holdings pursuant to a resolution passed in 2009 for the primary purpose of providing incentives to directors and eligible employees. Under the Share Option Scheme, Sky Solar Holdings may grant options to eligible employees of the Company to subscribe for shares in Sky Solar Holdings.

The total number of shares in respect of which options may be granted under the Share Option Scheme is not permitted to exceed 22,195,122 shares of Sky Solar Holdings in issue at any point in time, without prior approval from the shareholders of Sky Solar Holdings. The number of shares issued and to be issued in respect of which options granted and may be granted to any individual in any one year is not permitted to exceed 1% of the shares of Sky Solar Holdings in issue at any point in time, without prior approval from the shareholders of Sky Solar Holdings.

No consideration is paid or payable on the grant of an option. Options may be exercised at any time upon vesting up to 10 years from the date of grant, at which point they expire.

In 2010, Sky Solar Holdings granted 2 tranches of share options to employees of the Company. The exercise price of the options under tranches 1 and 2 was US$0.6833 per share option. For the first tranche of options, 50% of the options vest on the first year anniversary from the date of grant and the remaining options vest on the second year anniversary from the date of grant. For the second tranche of options, 25% of the options vest on the first year anniversary from the date of grant, 25% of the options vest on the second year anniversary from the date of grant, 25% of the options vest on the third year anniversary from the date of grant and the remaining options would be vest on the fourth year anniversary from the date of grant.

The number of share options outstanding at the beginning and end of 2017 and 2018 and 2019 was 729,000, and vested and exercisable at the end of 2017, 2018 and 2019 were 729,000, 729,000 and nil respectively. The share option scheme was effective till December 15, 2019, and then expired.

The estimated fair values of the Tranche 1 and 2 options granted were US$144 thousand and US$1,509 thousand, respectively.

(B)	EQUITY INCENTIVE PLAN

The Company has adopted the 2014 Equity Incentive Plan made effective as of October 30, 2014. Under the Equity Incentive Plan, the Company may grant options and restricted shares to eligible employees or directors of the Company to subscribe for shares in the Company. No consideration is paid or payable on the grant of an option. Options may be exercised at any time upon vesting up to 10 years from the date of grant, at which point they expire.

On November 13, 2014, the Company granted 330,000 share options to directors of the Company under 2014 Equity Incentive Plan. The exercise price of the options under this tranche was US$1.0 per share option. The options shall vest and become exercisable with respect to one third of shares initially covered by the option on each of the first anniversary of the date of grant, the second anniversary of the date of grant, and the third anniversary of the date of grant. As the directors were resigned in June 2017, the option related to third anniversary of the date of grant cannot vest and be exercised.

As at the end of each reporting period, the number of unvested share options and fair values in relation to these unvested share options not yet recognized did not have material impacts to the Company’s results or financial position. The contractual life was ended in 2017.

On November 14, 2014, the Company granted 1,800,000 restricted shares to employees of the Company under 2014 Equity Incentive Plan. 25% of the restricted shares shall vest immediately upon the date of the listing of the Company’s American Depositary Shares on the NASDAQ Capital Market (the “IPO Date”). The rest 75% of the restricted shares shall vest with respect to 25% of restricted shares initially covered on each of the first anniversary of the IPO date, the second anniversary of the IPO date, and the third anniversary of the IPO date. As at December 31, 2016 and December 31, 2017, the unrecognized amounts of the unvested restricted shares were approximately US$174 thousand and nil, respectively. The Company measured the fair value of the restricted shares based on the open market quote of the Company’s shares on the IPO date which was US$1.14.

On July 1, 2015 and August 1, 2015, the Company further granted 500,000 and 500,000 restricted shares, respectively, to one employee of the Company under 2014 Equity Incentive Plan. 50% of the restricted shares shall vest on each of the first anniversary of the date of grant, and the rest 50% shall vest of the restricted shares shall vest on the second anniversary of the date of grant. As at December 31, 2016 and 2017, the unrecognized amounts of the unvested restricted shares were approximately US$156 thousand and nil, respectively. The Company measured the fair value of the restricted shares based on the open market quote of the Company’s shares, which was US$1.18 and US$1.13, respectively.

For the year ended December 31, 2017, 2018 and 2019, the fair values recognized in relation to the restricted shares amounted to approximately negative US$223 thousand, nil and nil, respectively, were recorded in the consolidated financial statements as follows:

	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Cost of sales	—	—	—
Administrative expenses	(223)	—	—
	(223)	—	—

The negative US$223 thousand was due to the resignation of the directors and eligible employees of the Company in 2017.